Commitments and Contingencies - Schedule of Non-Cancelable Commitments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	$ 137,949,821
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	24,034,366
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	22,104,366
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	15,522,020
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	14,250,332
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	12,046,800
2024 and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease minimum payments	$ 49,991,937